ACQUISITIONS AND DIVESTITURES ACQUISITION AND DIVESTITURES (Tables)	Jan. 01, 2019
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Disclosure of detailed information about business combination [text block]

	Place of business	Entity type	Economic interest[1]	Method
Loulo	Mali	Subsidiary	80%	Consolidation
Gounkoto	Mali	Subsidiary	80%	Consolidation
Tongon	Côte d’Ivoire	Subsidiary	89.7%	Consolidation
Kibali	Democratic Republic of Congo	JV	45%	Equity Method
Morila	Mali	JV	40%	Equity Method

[1]	Unless otherwise noted, all of our joint arrangements are funded by contributions made by the parties sharing joint control in proportion to their economic interest.